Equity - Schedule of Increase in Share Capital (Detail) - ₩ / shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Number of issued common shares	500,000,000	357,815,700
Amount per shares	₩ 5,000	₩ 5,000
Share capital [Member]
Disclosure of reserves within equity [line items]
Number of issued common shares	142,184,300
Amount per shares	₩ 9,090